PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	June 30,	December 31,
	2024	2023
Land and buildings	$3,088,839	$3,114,032
Building fixtures, facilities, and furniture	193,299	187,826
Leasehold improvement	20,972	21,143
Landscaping	21,861	22,039
Office Equipment and Fixtures	30,638	31,306
Auto	41,026	41,361
Construction in progress	37,568	6,372
Total Assets	3,434,203	3,424,079
Less accumulated depreciation	(152,930)	(116,708)
Net Assets	$3,281,273	$3,307,371